Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Municipal Funds, Inc.
Entity Central Index Key	0000878092
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000000815 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class A
Trading Symbol	DMUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.67%*
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 1,913,000,000
Holdings Count | Holding	547
Investment Company Portfolio Turnover	5.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,913	547	5.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 2/28/25 ) Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
C000000817 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class C
Trading Symbol	DMUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$72	1.44%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 72	[2]
Expense Ratio, Percent	1.44%	[2],[3]
Net Assets	$ 1,913,000,000
Holdings Count | Holding	547
Investment Company Portfolio Turnover	5.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,913	547	5.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

C000073398 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class I
Trading Symbol	DMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.41%*
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[4]
Net Assets	$ 1,913,000,000
Holdings Count | Holding	547
Investment Company Portfolio Turnover	5.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,913	547	5.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

C000130452 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DMUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$19	0.38%*
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[5]
Net Assets	$ 1,913,000,000
Holdings Count | Holding	547
Investment Company Portfolio Turnover	5.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,913	547	5.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

C000000818 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon AMT-Free Municipal Bond Fund
Class Name	Class Z
Trading Symbol	DRMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$26	0.53%*
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[6]
Net Assets	$ 1,913,000,000
Holdings Count | Holding	547
Investment Company Portfolio Turnover	5.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,913	547	5.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

C000046743 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class A
Trading Symbol	DHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%*
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[7]
Net Assets	$ 228,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	5.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$228	165	5.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

C000046744 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class C
Trading Symbol	DHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.87%*
*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.87%	[8]
Net Assets	$ 228,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	5.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$228	165	5.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

C000073399 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class I
Trading Symbol	DYBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%*
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[9]
Net Assets	$ 228,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	5.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$228	165	5.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 2/28/25 ) Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
C000130453 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DHYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.82%*
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[10]
Net Assets	$ 228,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	5.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$228	165	5.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 2/28/25 ) Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
C000007813 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon High Yield Municipal Bond Fund
Class Name	Class Z
Trading Symbol	DHMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$47	0.95%*
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[11]
Net Assets	$ 228,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	5.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$228	165	5.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

[1]	Annualized.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.